Derivative Instruments	12 Months Ended
Dec. 31, 2018
Derivative Instruments [Abstract]
Derivative Instruments

NOTE 19 – DERIVATIVE INSTRUMENTS

Interest-rate swaps:

CFBank utilizes interest-rate swaps as part of its asset liability management strategy to help manage its interest rate risk position and does not use derivatives for trading purposes.  The notional amount of the interest-rate swaps does not represent amounts exchanged by the parties.  The amount exchanged is determined by reference to the notional amount and the other terms of the individual interest-rate swap agreements.  CFBank was party to interest-rate swaps with a combined notional amount of $1,359 at December 31, 2018 and $2,185 at December 31, 2017.

The objective of the interest-rate swaps is to protect the related fixed-rate commercial real estate loans from changes in fair value due to changes in interest rates.  CFBank has a program whereby it lends to its borrowers at a fixed-rate with the loan agreement containing a two-way yield maintenance provision, which will be invoked in the event of prepayment of the loan, and is expected to exactly offset the fair value of unwinding the swap.  The yield maintenance provision represents an embedded derivative which is bifurcated from the host loan contract and, as such, the swaps and embedded derivatives are not designated as hedges.  Accordingly, both instruments are carried at fair value and changes in fair value are reported in current period earnings.  CFBank currently does not have any derivatives designated as hedges.

The counterparty to CFBank’s interest-rate swaps is exposed to credit risk whenever the interest-rate swaps are in a liability position.  At December 31, 2018, CFBank had $104 in securities pledged as collateral for these derivatives. Should the liability increase beyond the collateral value, CFBank will be required to pledge additional collateral.

Additionally, CFBank’s interest-rate swap instruments contain provisions that require CFBank to remain well capitalized under regulatory capital standards. The interest-rate swaps may be called by the counterparty if CFBank fails to maintain well-capitalized status under regulatory capital standards.  As of December 31, 2018, CFBank was well-capitalized under regulatory capital standards.

Summary information about the derivative instruments is as follows:

	2018	2017
Notional amount	$1,359	$2,185
Weighted average pay rate on interest-rate swaps	3.12%	3.75%
Weighted average receive rate on interest-rate swaps	2.49%	1.52%
Weighted average maturity (years)	2.0	2.1
Fair value of interest-rate swaps	$(17)	$(56)
Fair value of yield maintenance provisions	$17	$56

The fair value of the yield maintenance provisions and interest-rate swaps is recorded in other assets and other liabilities, respectively, in the consolidated balance sheet.  Changes in the fair value of the yield maintenance provisions and interest-rate swaps are reported currently in earnings, as other noninterest income in the consolidated statements of income.  There were no net gains or losses recognized in earnings related to yield maintenance provisions and interest-rate swaps in 2018 or 2017.

Mortgage banking derivatives:

Commitments to fund certain mortgage loans (interest rate locks) to be sold into the secondary market are considered derivatives.  These mortgage banking derivatives are not designated in hedge relationships.  The Company had approximately $55,220 and $2,390 of interest rate lock commitments related to residential mortgage loans at December 31, 2018 and December 31, 2017, respectively.  The fair value of these mortgage banking derivatives was reflected by a derivative asset of $721 and $11 at December 31, 2018 and December 31, 2017, respectively, which was included in other assets in the consolidated balance sheet. Fair values were estimated based on anticipated gains on the sale of the underlying loans. Changes in the fair values of these mortgage banking derivatives are included in net gains on sales of loans.

Mortgage banking activities include two types of commitments: rate lock commitments and forward loan commitments. Rate lock commitments are loans in our pipeline that have an interest rate locked with the customer. The commitments are generally for periods of 30-60 days and are at market rates. In order to mitigate the effect of the interest rate risk inherent in providing rate lock commitments, we economically hedge our commitments by entering into either a forward loan sales contract under best efforts or a trade of “to be announced (TBA)” mortgage-backed securities (“notional securities”) for mandatory delivery. The changes in fair value related to movements in market rates of the rate lock commitments and the forward loan sales contracts and notional securities generally move in opposite directions, and the net impact of changes in these valuations on net income during the loan commitment period is generally inconsequential. The Company has not formally designated these derivatives as a qualifying hedge relationship and, accordingly, accounts for such forward contracts as freestanding derivatives with changes in fair value recorded to earnings each period.

The following table reflects the amount and market value of mortgage banking derivatives included in the consolidated balance sheet as of the period end (in thousands):

	December 31, 2018		December 31, 2017
	Notional Amount	Fair Value	Notional Amount	Fair Value
Assets:
Interest rate commitments	$55,220	$721	$2,390	$11
TBA mortgage-back securities	33,250	(342)	-	-

The following table represents the revenue recognized on mortgage activities for the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Gain on loans sold	$1,152	$94
Gain (loss) from change in fair value of loans held-for-sale	373	(32)
Gain (loss) from change in fair value of derivatives	402	13
	$1,927	$75